Other investments (Tables)	12 Months Ended
Mar. 31, 2019
Other investments
Schedule of other investments Included within non-current assets

	2019	2018
	€m	€m
Included within non-current assets:
Equity securities[1]	48	47
Debt securities[2]	822	3,157
	870	3,204

Schedule of current other investments Included within current assets

	2019	2018
	€m	€m
Included within current assets:
Short term investments:
Bonds and debt securities[3]	4,690	2,979
Managed investment funds[4]	6,405	3,891
	11,095	6,870
Other investments[5]	1,917	1,925
	13,012	8,795